Risk/Return Detail Data - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Newbury Street Trust
FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO | Fidelity Tax-Exempt Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Tax-Exempt Money Market Fund /Capital Reserves
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Tax-Exempt Money Market Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax. Potentially investing up to 20% of assets in securities subject to state and/or federal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	1.92%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	0.69%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO | Fidelity Tax-Exempt Money Market Fund | Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Risk/Return:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	0.97%
Fee waiver and/or expense reimbursement	0.02%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
1 year	$ 97
3 years	306
5 years	534
10 years	$ 1,187
2014	0.02%
2015	0.01%
2016	0.10%
2017	0.04%
2018	0.54%
2019	0.65%
2020	0.20%
2021	0.07%
2022	0.54%
2023	2.44%
FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO | Fidelity Tax-Exempt Money Market Fund | Return Before Taxes | Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Risk/Return:
Label	Capital Reserves Class
Past 1 year	2.44%
Past 5 years	0.78%
Past 10 years	0.46%

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.95% (the Expense Cap). If at any time during the current fiscal year expenses for Capital Reserves Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.